Consolidated statement of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of comprehensive income
Net income (loss)	€ (175,655)	€ 215,510	€ 6,278	[1]
Accumulated other comprehensive income
Remeasurement of defined benefit obligation	1,420	664	(580)
Revaluation of investments	(11,729)
Taxes	(357)	7	149
Foreign currency translation	(598)	26,091	(17,655)
Revaluation and disposal of investments	(13,500)	(1,878)	126
Other comprehensive income	(24,764)	24,884	(17,960)
Total comprehensive income	(200,419)	240,394	(11,682)
Shareholders of Evotec SE	€ (200,419)	€ 240,394	€ (11,682)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”